Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Interest, Dividend and Fee Income
Loans	$ 8,194	$ 6,875	$ 4,081
Securities (Note 2)	2,138	1,766	1,067
Deposits with banks	1,039	483	58
Interest, Dividend and Fee Income	11,371	9,124	5,206
Interest Expense
Deposits	5,283	3,409	705
Subordinated debt	101	74	45
Other liabilities	1,966	1,874	437
Interest Expense	7,350	5,357	1,187
Net Interest Income	4,021	3,767	4,019
Non-Interest Revenue
Securities commissions and fees	263	257	282
Deposit and payment service charges	316	319	329
Trading revenues (Note 12)	(1,283)	4,797	799
Lending fees	382	370	385
Card fees	147	143	131
Investment management and custodial fees	439	431	466
Mutual fund revenues	313	309	356
Underwriting and advisory fees	208	231	434
Securities gains, other than trading (Note 2)	75	(28)	138
Foreign exchange gains, other than trading	54	53	22
Insurance revenue	1,331	(218)	192
Share of profit (loss) in associates and joint ventures	69	59	66
Other	135	80	104
Non-Interest Revenue	2,449	6,803	3,704
Total Revenue	6,470	10,570	7,723
Provision for Credit Losses (Note 3)	217	226	(99)
Insurance Claims, Commissions and Changes in Policy Benefit Liabilities	1,193	(369)	81
Non-Interest Expense
Employee compensation	2,566	2,274	2,299
Premises and equipment	955	1,039	828
Amortization of intangible assets	163	156	150
Advertising and business development	140	161	106
Communications	74	72	64
Professional fees	232	271	155
Other	291	803	244
Non-Interest Expense	4,421	4,776	3,846
Income Before Provision for Income Taxes	639	5,937	3,895
Provision for income taxes (Note 10)	392	1,454	962
Net Income	$ 247	$ 4,483	$ 2,933
Earnings Per Common Share (Canadian $) (Note 9)
Basic	$ 0.3	$ 6.52	$ 4.44
Diluted	0.3	6.51	4.43
Common shares [member]
Earnings Per Common Share (Canadian $) (Note 9)
Dividends per common share	$ 1.43	$ 1.39	$ 1.33